Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 549,785,500
Previously Paid Amount	0
Total Fee Amount	75,925.38
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $549,785,500.00. The prospectus is a final prospectus for the related offering.
Net Fee	$ 75,925.38
Narrative - Max Aggregate Offering Price	$ 549,785,500
Final Prospectus	true